Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 456,545	$ 62,291	$ 10,882
Prepaid expenses and other assets	46,999		95,175
Total current assets	503,544	62,291	106,057
Intangible	182,082	166,402	153,434
Equipment, net	52,212	71,664	97,600
Total assets	737,838	300,357	357,091
Current liabilities:
Accounts payable	1,693,239	1,595,883	1,278,307
Accrued liabilities - related party	496,534	553,953	591,870
Customer deposits - related party	400,000	400,000	400,000
Accrued payroll taxes	106,917	93,512	33,737
Debt, current portion, net of debt discount	1,042,812	825,170	697,903
Derivative liability	20,740	4,851,760	356,554
Total current liabilities	3,760,242	8,320,278	3,358,371
Debt, long-term portion, net of debt discount	23,627	18,311	77,803
Total liabilities	3,783,869	8,338,589	3,436,174
Commitments and contingencies (Note 5)
Stockholders’ equity (deficit):
Preferred stock Series	2,727	3,636
Common stock, $.001 par value; 350,000,000 shares authorized; 146,016,834 and 111,438,236 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	144,444	110,865	65,929
Preferred stock payable		51,000
Common stock payable	554,000
Additional paid-in capital	40,517,316	31,981,116	36,038,551
Common stock issuable	0	125,500	180,900
Common stock held in escrow	8,441	8,441	8,441
Accumulated deficit	(44,222,918)	(40,188,414)	(39,344,245)
Total deficit	(2,995,990)	(7,997,856)
Noncontrolling interest in subsidiary	(50,041)	(40,376)	(28,659)
Total stockholders' deficit	(3,046,031)	(8,038,232)	(3,079,083)
Total liabilities and stockholders' deficit	$ 737,838	300,357	357,091
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock Series
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock Series